UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$4,615	$5,047,887
County of Jefferson Alabama, RB, Series A:
5.50%, 1/01/21	5,500	4,803,095
5.25%, 1/01/23	6,500	5,448,300

		15,299,282

Arizona — 4.0%
City of Tucson Arizona, COP (AGC):
4.25%, 7/01/21	1,870	1,956,169
4.25%, 7/01/22	1,895	1,954,598
4.50%, 7/01/24	2,120	2,181,162
Refunding, 4.00%, 7/01/20	2,325	2,429,602
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	2,610	2,025,047
Pima County IDA, RB:
Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	970	971,067
Charter Schools, Series K, 6.38%, 7/01/13 (a)	820	952,946
Charter Schools, Series K, 6.38%, 7/01/31	930	866,100
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	2,325	2,397,982
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,419,240
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	2,750	2,794,797

		22,948,710

California — 16.4%
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	8,000	7,957,600
California HFA, RB, Home Mortgage, Series K, AMT, 4.55%, 8/01/21	3,805	3,497,442

Municipal Bonds	Par (000)	Value

California (continued)
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	$7,210	$6,627,216
California Pollution Control Financing Authority, RB, AMT:
Republic Services Inc. Project, Series B, Mandatory Put Bonds, 5.25%, 6/01/23 (b)	605	621,063
Waste Management Inc. Project, Series A-2, 5.40%, 4/01/25	1,240	1,263,820
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (FGIC), 4.75%, 12/01/23	9,035	8,792,500
California State Public Works Board, RB, Department of Corrections, Series C, 5.50%, 6/01/20	10,000	10,358,600
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,614,075
City of Sacramento California, Special Tax Bonds, North Natomas Community Facilities, Series 4-C:
5.60%, 9/01/20	585	590,657
5.75%, 9/01/22	1,715	1,729,166
5.90%, 9/01/23	500	504,655
6.00%, 9/01/28	2,990	3,000,525
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset- Backed, Senior Series A-1, 5.00%, 6/01/15	5,000	5,179,800
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities, LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	1,435	1,439,578
Rowland Unified School District California, GO, Election of 2000, Series B (AGM), 5.25%, 8/01/27	1,515	1,564,616
State of California, GO:
5.50%, 4/01/14 (a)	14,795	17,351,280
5.50%, 4/01/28	15	15,746
(NPFGC), 5.25%, 2/01/27	5,000	5,061,850

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
TIF	Tax Increment Financing

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010	1

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, GO: (concluded)
Various Purpose, 5.25%, 10/01/21	$2,550	$2,839,119
Various Purpose, 6.00%, 11/01/39	10,000	10,732,700
Tustin Unified School District California, Special Tax Bonds, Senior Lien, Community Facilities District 97-1, Series A (AGM), 5.00%, 9/01/32	2,610	2,611,409

		94,353,417

Colorado — 2.1%
Elk Valley Public Improvement Corp., RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	700	714,966
Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,313,518
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,721,625
Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (a)	930	1,077,851

		11,827,960

Connecticut — 0.2%
Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	1,160	1,251,489

Florida — 5.3%
County of Miami-Dade Florida, RB, Miami International Airport, AMT (NPFGC), 5.75%, 10/01/19	5,500	5,677,320
County of Miami-Dade Florida, Refunding RB, Series C (BHAC), 5.00%, 10/01/23	8,000	8,807,040
Harbor Bay Community Development District Florida, Special Assessment Bonds, 6.75%, 5/01/34	2,770	2,005,979
Highlands County Health Facilities Authority, Refunding RB, Adventist Health, Series G, 5.13%, 11/15/16 (a)	35	41,950
Midtown Miami Community Development District, Special Assessment Bonds:
Series A, 6.00%, 5/01/24	3,190	3,111,016
Series B, 6.50%, 5/01/37	1,925	1,907,868
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, 5.13%, 11/01/13	1,960	1,716,548
Portofino Shores Community Development District, Special Assessment Bonds, Series A, 6.40%, 5/01/34	1,085	1,079,618
South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,477,378
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10	160	139,056

Municipal Bonds	Par (000)	Value

Florida (concluded)
University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	$4,000	$3,663,400

		30,627,173

Georgia — 0.8%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	4,000	4,316,080

Guam — 0.7%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,588,874
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,620	2,696,321

		4,285,195

Idaho — 0.1%
University of Idaho, RB, General, Series B, 5.00%, 4/01/32	400	417,752

Illinois — 8.0%
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	8,130	8,513,980
(Syncora), 6.00%, 1/01/29	7,510	7,771,573
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/19	2,550	2,728,219
Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (NPFGC), 5.25%, 12/30/22	8,650	9,685,232
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	3,000	2,938,110
Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.63%, 7/01/12 (a)	6,930	6,993,548
Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	6,004,020
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,560	1,447,696

		46,082,378

Indiana — 0.4%
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 4/01/19	2,000	2,239,760

Iowa — 0.6%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 9/01/20	1,000	1,012,610
5.00%, 9/01/22	2,315	2,292,151

		3,304,761

Kansas — 1.5%
City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,292,212

2	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas (concluded)
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	$1,500	$1,631,145
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,064,600
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	3,775	3,757,786

		8,745,743

Kentucky — 3.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	8,650	8,758,125
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,939,600

		17,697,725

Louisiana — 2.7%
Louisiana Public Facilities Authority, RB (NPFGC):
Nineteenth Judicial District Court, 5.50%, 6/01/41	2,000	2,077,080
University of New Orleans Research & Technology, 5.25%, 3/01/26	6,965	7,243,879
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB, Series A-2 (AGC), 6.00%, 1/01/23	850	973,088
Port of New Orleans Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	5,000	5,001,450

		15,295,497

Maine — 0.3%
Portland New Public Housing Authority Maine, Refunding RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,919,078

Maryland — 0.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	1,750	1,800,978
Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	483,690

		2,284,668

Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT:
5.35%, 12/01/15	1,210	1,136,819
5.50%, 12/01/19	2,000	1,888,980

		3,025,799

Michigan — 3.9%
City of Detroit Michigan, Refunding RB, Second Lien, Series C (BHAC), 5.75%, 7/01/26	4,235	4,649,268

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan State Hospital Finance Authority, Hospital, Refunding RB:
Hospital, Henry Ford Health, 5.25%, 11/15/24	$4,900	$4,875,255
Hospital, Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,931,753
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (AGC), 4.75%, 12/01/18	7,665	7,846,201

		22,302,477

Minnesota — 1.4%
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	2,300	2,329,233
Minneapolis & St. Paul Housing & Redevelopment Authority, RB, HealthPartners Obligation Group Project:
6.00%, 12/01/19	1,000	1,040,010
6.00%, 12/01/21	2,545	2,622,113
Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,107,580

		8,098,936

Mississippi — 1.6%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project:
5.88%, 4/01/22	5,000	4,993,650
5.90%, 5/01/22	3,110	3,106,268
Mississippi Hospital Equipment & Facilities Authority, Refunding RB, Baptist Memorial Healthcare, Series B2, 4.50%, 9/01/23	1,120	1,152,805

		9,252,723

Missouri — 1.6%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	9,125	8,947,336

Montana — 0.5%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	2,625	2,739,109

Nebraska — 1.5%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.50%, 1/01/30	500	513,285
Douglas County School District No. 17 Nebraska, GO, Refunding:
2.00%, 6/15/24	4,390	3,540,140
2.00%, 6/15/25	4,480	3,491,309
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.50%, 1/01/30	1,000	1,024,320

		8,569,054

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010	3

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Nevada — 1.0%
County of Clark Nevada, Special Assessment Bonds, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	$2,110	$2,026,381
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	3,800	3,996,384

		6,022,765

New Jersey — 11.8%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,635	4,324,778
5.80%, 11/01/23	5,050	6,000,662
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	9,810	9,720,140
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	5,540	5,622,934
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	17,900	18,241,532
New Jersey EDA, Refunding RB:
School Facilities Construction, Series AA, 4.25%, 12/15/24	5,000	5,055,150
Series B, American Water’ AMT (AMBAC), 5.13%, 4/01/22	5,000	5,048,400
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A, 4.75%, 12/01/21	2,400	2,484,432
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,644,135
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.71%, 12/15/25 (c)	9,450	4,273,290
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,461,653
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	1,000	1,024,330

		67,901,436

New Mexico — 1.9%
New Mexico Finance Authority, RB, Senior Lien, Series A (NPFGC), 5.13%, 6/15/18	9,520	10,741,035

New York — 26.4%
City of New York New York, GO:
Series D1, 5.13%, 12/01/26	4,615	5,055,640
Sub-Series I-1, 5.50%, 4/01/21	5,000	5,866,500
Dutchess County Industrial Development Agency New York, RB, St. Francis Hospital, Series B, 7.25%, 3/01/19	895	910,278
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,475	1,649,404
Metropolitan Transportation Authority, RB, Transportation, Series A, 5.00%, 11/15/25	1,980	2,096,959

Municipal Bonds	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.13%, 1/01/29	$8,000	$8,236,080
Series B, 5.25%, 11/15/25	4,000	4,443,640
New York City Industrial Development Agency, RB:
Continental Airlines Inc. Project, Mandatory Put Bonds, AMT, 8.38%, 11/01/16	3,500	3,495,905
Special Needs Facilities Pooled Program, Series C-1, 6.80%, 7/01/19	2,055	2,060,610
New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	2,740	2,788,005
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (NPFGC), 5.00%, 7/15/24	500	539,265
Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,904,003
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	4,000	4,086,680
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 5.00%, 1/15/27	6,900	7,156,197
New York State Dormitory Authority, RB:
Interagency Council Pooled, Series A-1, 4.25%, 7/01/25	405	398,828
Mental Health Services Facilities Improvement, Series A (AGM), 5.00%, 2/15/22	4,000	4,369,840
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	1,000	1,052,100
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/30	1,495	1,561,348
University of Rochester, Series A, 4.00%, 7/01/24	1,515	1,554,435
University of Rochester, Series C, 4.00%, 7/01/24	625	641,750
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	4,575	4,559,079
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	686,400
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/23	2,160	2,266,445
Yeshiva University, 4.00%, 9/01/23	2,860	2,951,720
Yeshiva University, 4.25%, 9/01/24	2,750	2,851,338
New York State Environmental Facilities Corp., RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (a)	7,380	8,728,695
New York State Thruway Authority, Refunding RB, Local Highway & Bridge, 5.50%, 4/01/17	60	64,220

4	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (concluded)
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	$8,000	$8,881,920
Port Authority of New York & New Jersey, Refunding RB:
Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	2,500	2,620,900
Consolidated, 153rd Series, 5.00%, 7/15/24	2,010	2,259,240
Sales Tax Asset Receivable Corp., RB, Series A (NPFGC), 5.00%, 10/15/20	9,070	10,088,833
Tobacco Settlement Financing Corp. New York, RB:
Asset-Backed, Series A-1 (AMBAC), 5.25%, 6/01/22	6,510	7,034,641
Asset-Backed, Series B-1C, 5.50%, 6/01/21	7,000	7,659,470
Asset-Backed, Series B-1C, 5.50%, 6/01/22	10,000	10,942,100
Series C-1 (FGIC), 5.50%, 6/01/20	9,750	10,668,547
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 5.00%, 12/01/29	4,250	4,466,537
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	2,985	3,058,461

		151,656,013

North Carolina — 0.8%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	2,444,970
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,925	2,022,059

		4,467,029

Northern Mariana Islands — 0.8%
Commonwealth of the Northern Mariana Islands, GO, Series A:
6.75%, 10/01/33	250	245,718
6.75%, 10/01/13 (a)	3,900	4,520,763

		4,766,481

Ohio — 0.5%
Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	2,635	2,812,678

Pennsylvania — 9.3%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/20	2,895	3,050,114
City of Philadelphia Pennsylvania, Refunding RB (AGM):
1975 General Ordinance, 17th Series, 5.38%, 7/01/22	7,490	7,695,975
Series B, AMT, 5.00%, 6/15/19	3,905	4,161,910
City of Pittsburgh Pennsylvania, GO, Refunding, Series B (AGM), 5.25%, 9/01/17	9,630	10,775,777

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
City of Pittsburgh Pennsylvania, GO, Series C (AGM), 5.25%, 9/01/18	$6,430	$7,094,798
Montgomery County IDA Pennsylvania, MRB, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	3,194,170
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	3,500	3,639,720
Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	7,710	6,667,762
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	6,225	6,860,448

		53,140,674

Puerto Rico — 13.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	3,290	3,512,667
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,382,212
Puerto Rico Electric Power Authority, RB:
Series CCC, 4.25%, 7/01/23	2,360	2,315,066
Series NN, 5.50%, 7/01/13 (a)	10,000	11,450,400
Series TT, 5.00%, 7/01/27	8,500	8,588,740
Series WW, 5.50%, 7/01/38	3,000	3,067,440
Puerto Rico Highway & Transportation Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,398,760
Subordinate (FGIC), 5.75%, 7/01/21	4,375	4,494,569
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	13,900	14,035,247
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	5,390	4,522,749
Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.50%, 7/01/14 (a)	8,000	9,323,200
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series D, 5.25%, 7/01/27	3,930	3,940,493
Series M-3 (NPFGC), 6.00%, 7/01/28	1,900	2,005,108
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,000	2,092,920

		76,129,571

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,638,150

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010	5

Schedule of Investments (continued)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

South Carolina — 0.2%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.50%, 11/01/25 (d)	$1,000	$987,230

South Dakota — 0.4%
Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	2,199,758

Tennessee — 2.5%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM), 5.00%, 10/01/22	1,620	1,712,016
Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,660	1,659,900
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,840,314
Series A, 5.25%, 11/01/26	2,055	2,143,571
Series B, 5.00%, 11/01/22	1,000	1,062,090
Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A:
6.75%, 12/01/18	3,550	3,393,019
7.00%, 12/01/23	1,450	1,360,361

		14,171,271

Texas — 3.9%
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (b)	6,770	6,450,388
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	4,001,280
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Series A, Sub-Series 2, Mandatory Put Bonds, AMT, 9.00%, 5/01/29 (b)	3,000	3,069,240
Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, Mandatory Put Bonds, AMT, 7.50%, 5/01/25 (b)	2,440	2,509,369
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	2,000	2,024,340
Houston Health Facilities Development Corp., RB, Buckingham Senior Living Community, Series A, 7.00%, 2/15/14 (a)	1,500	1,812,240
Red River Education Financing Corp,, Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	2,500	2,551,425

		22,418,282

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands — 1.5%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	$1,860	$1,888,681
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,828,233

		8,716,914

Vermont — 0.5%
Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	3,000	3,033,780

Virginia — 2.4%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.75%, 3/01/17	3,285	3,347,908
6.00%, 3/01/23	1,150	1,162,236
Tobacco Settlement Financing Corp. Virginia, RB, Asset-Backed, 5.63%, 6/01/15 (a)	7,800	9,295,338

		13,805,482

West Virginia — 0.7%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A, 5.13%, 9/01/23	4,000	4,217,280

Wisconsin — 0.3%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	2,000	2,008,860

Total Municipal Bonds – 139.0%		797,666,791

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 4.9%
City of San Jose California, GO, Libraries, Parks, and Public Safety Project (NPFGC), 5.00%, 9/01/30	3,101	3,204,970
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	10,140	10,465,697
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	9,028	9,483,038
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	4,875	5,058,544

		28,212,249

Illinois — 2.4%
McHenry County Conservation District Illinois, GO (AGM), 5.13%, 2/01/27	12,695	13,627,417

Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	8,338	8,746,645

6	BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010

Schedule of Investments (concluded)	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

New Jersey — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series D (AGM), 5.00%, 6/15/19	$11,120	$12,213,874

New York — 7.0%
City of New York New York, GO, Sub- Series B-1, 5.25%, 9/01/22	8,250	9,370,845
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	8,000	8,245,600
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.25%, 3/15/34	10,000	10,424,300
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,101	12,085,136

		40,125,881

Washington — 2.0%
Snohomish County School District No. 15-Edmonds Washington, GO (NPFGC), 5.00%, 12/01/19	10,000	11,227,800

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 19.9%		114,153,866

Total Long-Term Investments (Cost – $880,843,563) – 158.9%		911,820,657

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.21% (f)(g)	3,444,206	3,444,206

Total Short-Term Securities (Cost – $3,444,206) – 0.6%		3,444,206

Total Investments (Cost – $884,287,769*) – 159.5%		915,264,863
Other Assets Less Liabilities – 1.2%		7,237,802
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (10.7)%		(61,416,712)
Preferred Shares, at Redemption Value – (50.0)%		(287,229,814)

Net Assets Applicable to Common Shares – 100.0%		$573,856,139

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$823,139,292

Gross unrealized appreciation	$39,139,866
Gross unrealized depreciation	(8,363,109)

Net unrealized appreciation	$30,776,757

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JP Morgan Securities	$987,230	$320

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at April 30, 2010	Net Activity	Shares at July 31, 2010	Income

FFI Institutional Tax-Exempt Fund	17,541,876	(14,097,670)	3,444,206	$2,816

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$911,820,657	—	$911,820,657
Short-Term Securities	$3,444,206	—	—	3,444,206

Total	$3,444,206	$911,820,657	—	$915,264,863

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNI INTERMEDIATE DURATION FUND, INC.	JULY 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 27, 2010